Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000



Quantitative Equity

Formerly a BT Mutual Fund


A Member of the
Deutsche Bank Group
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

Quantitative Equity
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .........................  3

              QUANTITATIVE EQUITY
                Statement of Assets and Liabilities ..........  8
                Statement of Operations ......................  9
                Statements of Changes in Net Assets .......... 10
                Financial Highlights ......................... 11
                Notes to Financial Statements ................ 13

              QUANTITATIVE EQUITY PORTFOLIO
                Schedule of Investments ...................... 15
                Statement of Assets and Liabilities .......... 16
                Statement of Operations ...................... 17
                Statement of Changes in Net Assets ........... 18
                Financial Highlights ......................... 19
                Notes to Financial Statements ................ 20


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2

Quantitative Equity
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Quantitative Equity (the "Fund"), providing a review of the markets, the portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Quantitative Equity. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
THE S&P 500 INDEX TURNED IN VIRTUALLY FLAT PERFORMANCE FOR THE FIRST SIX MONTHS OF 2000, WITH A SEMI-ANNUAL RETURN OF -0.42%.
o Equity markets struggled, weighed down at first by fears of economic overheating and higher interest rates and then by concerns about profit growth in a slowing economic environment.
o The market remained extremely narrow throughout. On a sector basis, only four -- energy, health care, technology, and utilities -- bettered the Index's semi-annual return. Energy and utilities were obvious defensive sectors favored during the prolonged Federal Reserve Board watch. Healthcare was the best performing sector during the six months.
o As has been the case for the past several years, large-capitalization growth-oriented stocks outperformed their value counterparts for the semi-annual period.
o Large cap stocks underperformed small and mid cap stocks.

DURING THE FIRST  QUARTER,  THE S&P 500 INDEX GAINED 2.29%,  BUT  VOLATILITY WAS
HIGH.
o At the lowest point of the quarter, on February 25, the Index was down 8% from the beginning of the year. In March, the Index rose 9.78%, registering the highest monthly gain in nine years.
o The technology sector dominated the Index, although within the sector, the disparity in returns was significant. Intel Corp. and Cisco were the top positive contributors to the Index on a capitalization basis, while Microsoft, Lucent Technologies, Yahoo! and America Online were among the top negative contributors on a capitalization basis. One third of the stocks in this sector had a negative return.

 PORTFOLIO DIVERSIFICATION
 By Asset Class as of June 30, 2000
 (percentages are based on market value of total investments in the Portfolio)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Short-term Instrument         8%
Other                        13%
U.S. Treasury Bills          23%
S&P 500 Depository Receipts   2%
Stocks                       54%

o Utilities and financials had strong results. Weaker performing sectors included basic materials, consumer cyclicals and consumer staples.
o The quarter saw high turnover in the Index as 9 companies were replaced and 19 changed the number of their outstanding shares.

THE S&P 500 INDEX POSTED A -2.66% DECLINE FOR THE SECOND QUARTER OF 2000, AS VIRTUALLY ALL MAJOR U.S. EQUITY INDICES WERE DOWN DRAMATICALLY DUE BOTH TO THE NASDAQ COMPOSITE CORRECTION THAT BEGAN IN MARCH AND CARRIED INTO APRIL AND TO THE MORE AGGRESSIVE TIGHTENING POLICY BY THE FEDERAL RESERVE BOARD IN MAY.
o The market recovered somewhat in late April, roller-coasted downward further through May, and finally found its footing in June when the Fed held interest rates steady.
o Healthcare was the best performing S&P sector for the quarter. Other top performing sectors included utilities and consumer staples. Technology, communication services, consumer cyclicals, and basic materials were the weakest sectors.
o Best performing stocks included Nabisco Group, St. Jude Medical, and Reebok International. Citrix Systems, Novell, and QUALCOMM were the worst stock performers.
o Again, the quarter saw high turnover in the Index as 9 companies were replaced and 19 changed the number of their outstanding shares.

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                                        3
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Quantitative Equity
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LETTER TO SHAREHOLDERS

THE MERGER MARKET CONTINUED TO BE A MAJOR FORCE IN THE FINANCIAL LANDSCAPE DURING THE FIRST HALF OF 2000, DESPITE BEING DEALT SEVERAL SETBACKS BY RISING INTEREST RATES, FALLING STOCK PRICES AND EMPOWERED REGULATORS.
o The volume of recorded U.S. merger and acquisition activity rose to more than $894 billion in the first six months of 2000, compared to $853 billion in the first half of 1999.
o This increase can largely be attributed to the proposed acquisition of Time Warner, Inc. by America Online, Inc. for an announced $182 billion. The actual number of transactions in the first half of 2000 slipped somewhat from the year earlier period from over 5,660 deals to just over 5,000.
o Nearly one-third of this semi-annual merger volume was comprised of consolidations in the telecommunications, motion picture production and distribution, and food and kindred products sectors.

INVESTMENT REVIEW
THE FUND SEEKS A TOTAL RETURN GREATER THAN THAT OF THE S&P 500 INDEX BY FOLLOWING A QUANTITATIVE STRATEGY THAT INTEGRATES AN EXPOSURE TO THE S&P 500 INDEX WITH INVESTMENTS IN THE STOCKS OF ACQUISITION TARGETS4. To track the S&P 500 Index, the Fund invests in derivatives and common stocks of S&P 500 companies. To seek returns in excess of the S&P 500 Index, the Fund buys shares of companies that are acquisition targets based on specific events that trigger a merger arbitrage opportunity. The goal is to capture the difference between the target's post-bid share price and the target's expected fixed payout. These investments are made based on our own proprietary quantitative models. These shares are sold when the acquisition is consummated or the transaction is abandoned.

                                          CUMULATIVE             AVERAGE ANNUAL
                                        TOTAL RETURNS            TOTAL RETURNS

   Periods ended                Past 6    Past 1      Since   Past 1      Since
   June 30, 2000                months      year  inception     year  inception

 Quantitative Equity
   Investment Shares 1
   (inception 3/31/99)           0.25%     9.13%     24.30%    9.13%    18.99%
--------------------------------------------------------------------------------
 S&P 500 Index 2                (0.42)%    7.24%     14.80%    7.24%    11.68%
--------------------------------------------------------------------------------
 Lipper Multi Cap Core
   Average 3                     2.53%    11.54%     21.86%   11.54%    16.96%
 Quantitative Equity
   Institutional Shares 1
   (inception 12/31/99)          0.25%       --       0.25%      --        --
  ------------------------------------------------------------------------------
 S&P 500 Index 2                (0.42)%      --      (0.42)%     --        --
--------------------------------------------------------------------------------
 Lipper Multi Cap Core
   Average 3                     2.53%       --       2.53%      --        --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
2 "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Index returns do not reflect expenses, which have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges. 4 TheFund may invest in derivatives that may be more volatile and less liquid than traditional securities and theFund could suffer losses on its derivative positions. Mergers and acquisition transactions may be renegotiated, terminated or delayed and in the event that these transactions fail to close or close at a less than expected price per share, theFund may realize losses or a lower return than expected.

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                                        4
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Quantitative Equity
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LETTER TO SHAREHOLDERS

DURING A CHALLENGING SIX MONTH PERIOD, THE FUND OUTPERFORMED THE S&P 500 INDEX BY A MARGIN OF 0.67%. The Fund's performance was primarily fueled by the numerous deals closed. The following is a list of merger deals that the Fund invested in during the six months ended June 30, 2000, all of which were completed successfully.

  CLOSED DEALS FROM
  JANUARY 1, 2000 -- JUNE 30, 2000

CompUSA, Inc.
Cordant Technology
Hussmann International, Inc.
Jostens, Inc.
Mirage Resorts, Inc.
Pittway Corp.
Rexall Sundown, Inc.
Shorewood Packaging
Sterling Commerce
TJ International, Inc.
U.S. Foodservice

THE FUND MAINTAINED ITS STRICT CRITERIA IN ITS DISCIPLINED MERGER ARBITRAGE INVESTMENT APPROACH. For example, the Fund:
o purchases only the stock of an announced target company
o invests only in merger deals that are generally made with financing of at least 50% cash
o usually invests in acquisition targets with a minimum market capitalization of $500 million, although shares of smaller companies may be purchased.

MANAGER OUTLOOK
Going forward, we continue to view the most likely outcome for the U.S. economy to be a "soft landing." That is, we still expect that a combination of higher interest rates relative to a year ago, moderating equity markets, and higher oil prices may bring demand more in line with the economy's supply potential by late 2000/early 2001, thus keeping inflation pressures from becoming too entrenched. Though encouraged by recent hints of cooling demand, we remain unconvinced that a sufficient, long-lasting economic slowdown will occur without some further tightening by the Federal Reserve Board after a few months' pause and a longer period of consolidation in the equity markets. Moreover, while higher oil prices should help slow demand by cutting into consumer purchasing power, they might also feed into underlying inflation by boosting wage demands. Even if the economy slows gracefully, the backdrop of slower profit growth and higher inflation will likely be less favorable for equities than the fundamentals we've seen for the last few years.

As of June 30, 2000, the Fund had invested in 12 still-open merger deals. These are Hannaford Brothers, United Water Resources, American National Can Group, Verio, Inc., Policy Management Systems, Central Newspapers, Primark Corp., Best Foods, International Home Foods, Lilly Industries, Nabisco Group, and Nabisco Holdings. We believe that the environment for mergers remains strong and that the Fund's opportunities to seek risk-adjusted returns will continue.

We appreciate your ongoing support of Quantitative Equity and look forward to serving your investment needs in the years ahead.

                          /S/ SIGNATURE MANISH KESHIVE
                                 Manish Keshive
                            Portfolio Manager of the
                          QUANTITATIVE EQUITY PORTFOLIO
                                  June 30, 2000

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                                        5
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Quantitative Equity
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PERFORMANCE COMPARISON

QUANTITATIVE EQUITY -- INVESTMENT CLASS AND S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE MARCH 31, 1999)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Quantitative Equity -- Investment Class     S&P 500 Index
3/31/99                        10,000                         10,000
4/30/99                        10,710                         10,387
5/31/99                        10,640                         10,142
6/30/99                        11,390                         10,705
7/31/99                        11,050                         10,371
8/31/99                        10,930                         10,320
9/30/99                        10,680                         10,037
10/31/99                       11,500                         10,673
11/30/99                       11,700                         10,891
12/31/99                       12,399                         11,531
1/31/00                        11,745                         10,952
2/29/00                        11,581                         10,745
3/31/00                        12,768                         11,796
4/30/00                        12,440                         11,441
5/31/00                        12,236                         11,206
6/30/00                        12,430                         11,483

         Average Annual Total Return for the Periods Ended June 30, 2000

                      1 Year 9.13%   Since 3/31/99 1 18.99%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period, the Fund waived certain fees and expenses.
The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies.

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                                        6
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Quantitative Equity
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

QUANTITATIVE EQUITY -- INSTITUTIONAL CLASS AND S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE MARCH 31, 1999)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Quantitative Equity -- Institutional Class   S&P 500 Index

12/31/99                         10,000                        10,000
1/31/00                           9,472                         9,498
2/29/00                           9,332                         9,318
3/31/00                          10,289                        10,230
4/30/00                          10,033                         9,922
5/31/00                           9,868                         9,719
6/30/00                          10,025                         9,959

                 Total Return for the Period Ended June 30, 2000

                              Since 12/31/99 1 0.25%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period, the Fund waived certain fees and expenses.
The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies.

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                                        7
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Quantitative Equity
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in Quantitative Equity Portfolio, at Value .......    $ 2,754,415
   Receivable for Shares of Beneficial Interest Subscribed .....          4,920
   Prepaid Expenses and Other ..................................         26,715
                                                                    -----------
Total Assets ...................................................      2,786,050
                                                                    -----------
LIABILITIES
   Due to Bankers Trust ........................................         28,407
   Payable for Shares ofBeneficial Interest Redeemed ...........            600
                                                                    -----------
Total Liabilities ..............................................         29,007
                                                                    -----------
NET ASSETS .....................................................    $ 2,757,043
                                                                    -----------
                                                                    -----------
COMPOSITION OF NET ASSETS
   Paid-in Capital .............................................    $ 2,544,070
   Undistributed Net Investment Income .........................         38,026
   Accumulated Net Realized Gain from Investment and
       Futures Transactions ....................................        239,990
   Net Unrealized Depreciation on Investments and
       Futures Contracts .......................................        (65,043)
                                                                    -----------
NET ASSETS .....................................................    $ 2,757,043
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Investment Class 1 ..........................................    $     12.14
                                                                    ===========
   Institutional Class 2 .......................................    $     12.15
                                                                    ===========

--------------------------------------------------------------------------------
1 Net asset value,  redemption  price and offering  price per share based on net assets of $2,483,080 and 204,462 shares of beneficial interest outstanding; $0.001 par value, unlimited number of shares of beneficial interest authorized.
2 Net asset value,  redemption  price and offering  price per share based on net assets of $273,963 and 22,551 shares of beneficial interest outstanding; $0.001 par value, unlimited number of shares of beneficial interest authorized. The Institutional Class began operations on December 31, 1999.

See Notes to Financial Statements.
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                                        8
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Quantitative Equity
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STATEMENT OF OPERATIONS (Unaudited)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                  JUNE 30, 2000

INVESTMENT INCOME
Income Allocated from Quantitative Equity Portfolio ............      $  39,022
                                                                      ---------
EXPENSES
   Professional Fees ...........................................         14,068
   Printing and Shareholder Reports ............................          8,690
   Trustees Fees ...............................................          2,407
   Administration and Services Fees--
     Investment Class ..........................................            727
     Institutional Class .......................................          1,195
   Registration Fees ...........................................            299
   Miscellaneous ...............................................          2,058
                                                                      ---------
Total Expenses .................................................         29,444
Less: Fee Waivers or Expense Reimbursements:
     Investment Class ..........................................        (10,832)
     Institutional Class .......................................        (16,087)
                                                                      ---------
Net Expenses ...................................................          2,525
                                                                      ---------
NET INVESTMENT INCOME ..........................................         36,497
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions ..............         49,373
   Net Realized Gain from Futures Contracts ....................         48,198
   Net Change in Unrealized Appreciation/Depreciation
     on Investments and Futures Contracts ......................       (186,475)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FUTURES CONTRACTS .......................................        (88,904)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................      $ (52,407)
                                                                      =========

See Notes to Financial Statements.
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                                        9
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Quantitative Equity
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STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE PERIOD
                                                                    FOR THE SIX     MARCH 31, 1999 1
                                                                    MONTHS ENDED         THROUGH
                                                                   JUNE 30, 2000 3    DEC. 31, 1999

INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .........................................   $    36,497     $    31,233
   Net Realized Gain from Investment and Futures Transactions ....        97,571         186,359
   Net Change in Unrealized Appreciation/Depreciation on
     Investments and Futures Contracts ...........................      (186,475)        121,432
                                                                     -----------     -----------
Net Increase (Decrease) in Net Assets from Operations ............       (52,407)        339,024
                                                                     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
     Investment Class ............................................            --         (29,704)
     Institutional Class .........................................            --              --
   Net Realized Gain from Investment and Futures Transactions
     Investment Class ............................................            --         (43,940)
     Institutional Class .........................................            --              --
                                                                     -----------     -----------
Total Distributions ..............................................            --         (73,644)
                                                                     -----------     -----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase (Decrease) Resulting from Investment ClassShares .      (729,013)      3,038,058
   Net Increase Resulting from Institutional Class Shares2 .......       225,025          10,000
                                                                     -----------     -----------
Net Increase (Decrease) in Net Assets from Capital Transactions in
   Shares of Beneficial Interest .................................      (503,988)      3,048,058
                                                                     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................      (556,395)      3,313,438
NET ASSETS
   Beginning of Period ...........................................     3,313,438              --
                                                                     -----------     -----------
   End of Period (including undistributed net investment
     income of $38,026 and $1,529, respectively) .................   $ 2,757,043     $ 3,313,438
                                                                     ===========     ===========

--------------------------------------------------------------------------------
1 Commencement of operations.
2 The Institutional Class began operations on December 31, 1999.
3 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10
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Quantitative Equity
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FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for Quantitative Equity InvestmentClass.

 INVESTMENT CLASS                                                         FOR THE        FOR THE PERIOD
                                                                         SIX MONTHS     MARCH 31, 1999 1
                                                                            ENDED           THROUGH
                                                                       JUNE 30, 2000 3    DEC. 31, 1999
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................................    $12.12           $10.00
                                                                            ------           ------
Income from Investment Operations
   Net Investment Income ...............................................      0.07             0.11
   Net Realized and Unrealized Gain (Loss) on Investments and
     Futures Contracts .................................................     (0.05)            2.29
                                                                            ------           ------
Total from Investment Operations .......................................      0.02             2.40
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................................        --            (0.11)
   Net Realized Gain from Investment and Futures Transactions ..........        --            (0.17)
                                                                            ------           ------
TOTAL DISTRIBUTIONS ....................................................        --            (0.28)
                                                                            ------           ------
NET ASSET VALUE, END OF PERIOD .........................................    $12.14           $12.12
                                                                            ======           ======
TOTAL INVESTMENT RETURN ................................................      0.25%           23.99%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ............................    $2,483           $3,303
   Ratios to Average Net Assets:
     Net Investment Income .............................................      1.40%2           2.39%2
     Expenses After Waivers, Including Expenses of the Quantitative
        Equity Portfolio ...............................................      0.90%2           0.90%2
     Expenses Before Waivers, Including Expenses of the Quantitative
        Equity Portfolio ...............................................      4.06%2          11.84%2

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Annualized.
3 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS (Unaudited)


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for Quantitative Equity Institutional Class.

 INSTITUTIONAL CLASS 1

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2000

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................................. $12.12
                                                                       ------
Income from Investment Operations
   Net Investment Income .............................................   0.18 2
   Net Realized and Unrealized Loss on Investments and
     Futures Contracts ...............................................  (0.15)
                                                                       ------
Total from Investment Operations .....................................   0.03
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .............................................     --
   Net Realized Gain from Investments and Futures Transactions .......     --
                                                                       ------
Total Distributions ..................................................     --
                                                                       ------
NET ASSET VALUE, END OF PERIOD ....................................... $12.15
                                                                       ======
TOTAL INVESTMENT RETURN ..............................................   0.25%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) .......................... $  274
   Ratios to Average Net Assets:
     Net Investment Income ...........................................   1.58%3
     Expenses After Waivers, Including Expenses of the Quantitative
        Equity Portfolio .............................................   0.75%3
     Expenses Before Waivers, Including Expenses of the Quantitative
        Equity Portfolio .............................................   3.91%3

--------------------------------------------------------------------------------
1 The Institutional Class commenced operations on December 31, 1999. Therefore, no financial highlights were presented for that one day period because of their immateriality.
2 Calculated based on the average shares outstanding method.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BTInvestment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. Quantitative Equity (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on March 31, 1999.

The Fund offers two classes of shares to investors: the Investment Class and the Institutional Class. The Investment Class began operations and offering shares of beneficial interest on March 31, 1999. The Institutional Class began operations and offering shares of beneficial interest on December 31, 1999. Both classes of shares have identical rights to earnings, assets, and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Quantitative Equity Portfolio, a part of BTInvestment Portfolios (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio, which was approximately 100% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon its relative proportion of net assets.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds and each of its classes. Expenses directly attributable to each fund or class are charged to that fund or class, while expenses that are attributable to the Trust or the Fund are allocated among the funds in the Trust or the classes in the Fund, respectively.

--------------------------------------------------------------------------------

Quantitative Equity
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .55% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Class of Shares through April 30, 2001, to the extent necessary, to limit all expenses as follows:Investment Class shares to .30% of the average daily net assets of the Class, excluding expenses of the Portfolio and .90% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class shares to .15% of the average daily net assets of the Class, excluding expenses of the Portfolio, and .75% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At June 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    INVESTMENT CLASS
                 ----------------------------------------------------
                                                   FOR THE PERIOD
                       FOR THE SIX                MARCH 31, 1999 1
                      MONTHS ENDED                    THROUGH
                    JUNE 30, 2000 3               DECEMBER 31, 1999
                 -----------------------       ----------------------
                  Shares        Amount          Shares       Amount
                 --------    -----------       -------    -----------
Sold              163,678    $ 2,037,126       289,284    $3,223,188
Reinvested             --              6         6,140        73,644
Redeemed         (231,691)    (2,766,145)      (22,949)     (258,774)
                 --------    -----------       -------    ----------
Net Increase
  (Decrease)      (68,013)   $(  729,013)      272,475    $3,038,058
                 ========    ===========       =======    ==========

                                   INSTITUTIONAL CLASS
                 ----------------------------------------------------
                                                   FOR THE PERIOD
                       FOR THE SIX                MARCH 31, 1999 2
                      MONTHS ENDED                    THROUGH
                    JUNE 30, 2000 3               DECEMBER 31, 1999
                 -----------------------       ----------------------
                  Shares        Amount          Shares       Amount
                 --------    -----------       -------    -----------
Sold              195,440    $ 2,350,025           825       $10,000
Reinvested             --             --            --            --
Redeemed         (173,714)    (2,125,000)           --            --
                 --------    -----------       -------       -------
Net Increase       21,726    $   225,025           825       $10,000
                 ========    ===========       =======       =======

--------------------------------------------------------------------------------
1 Commencement of operations.
2 The Institutional Class began operations on December 31, 1999.
3 Unaudited.

NOTE 4 -- FUND REORGANIZATION
On January 1, 2000, the Fund's structure was changed from a stand-alone structure to a master-feeder structure. This change in structure was approved by shareholders at a special meeting held on October 8, 1999.

NOTE 5 -- FUND NAME CHANGE
On April 30, 2000, the Fund changed its name from BT Quantitative Equity Fund to Quantitative Equity.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

            COMMON STOCK -- 53.8%
            CHEMICALS -- 3.9%
      3,600 Lilly Industries, Inc. --
              Class A ...................  $   108,225
                                           -----------
            CLIENT-SERVER COMPUTING-- 9.1%
      4,500 Verio Inc.1 .................      249,680
                                           -----------
            COMMERCIAL SERVICES-- 8.3%
      6,100 Primark Corp.1 ..............      227,225
                                           -----------
             COMPUTER SOFTWARE-- 2.7%
      4,900 Policy Management Systems 1 .       75,337
                                           -----------
            CONTAINERS -- 6.1%
     10,000 American National Can Group .      168,750
                                           -----------
            FOODS -- 16.2%
      3,000 Bestfoods ...................      207,750
      2,300 International Home Foods,
              Inc.1 .....................       48,156
      4,100 Nabisco Group Holdings ......      106,344
      1,600 Nabisco Holdings Corp. --
              Class A ...................       84,000
                                           -----------
                                               446,250
                                           -----------
            HOTEL/MOTEL -- 0.0%
          1 Hilton Hotels Corp. .........            7
                                           -----------
            MEDIA -- 3.0%
      1,300 Central Newspapers, Inc. --
              Class A ...................       82,225
                                           -----------
            PAPER -- 0.0%
         -- International Paper Co. .....            4
                                           -----------
            RETAIL -- FOOD -- 2.6%
      1,000 Hannaford Brothers, Co. .....       71,875
                                           -----------
            UTILITY -- 1.9%
      1,500 United Water Resources, Inc.        52,313
                                           -----------
TOTAL COMMON STOCK
   (Cost $1,493,098) ....................    1,481,891
                                           -----------

   SHARES/
  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            UNIT INVESTMENT TRUSTS -- 2.1%
        400 S&P 500 Depositary Receipt ..  $    58,113
                                           -----------
TOTAL UNIT INVESTMENT TRUSTS
   (Cost $59,346) .......................       58,113
                                           -----------
            U.S. TREASURY BILL -- 23.2%
   $650,000   5.67%, 10/5/002 ...........      640,309
                                           -----------
TOTAL U.S. TREASURY BILL
   (Cost $640,377) ......................      640,309
                                           -----------
            SHORT-TERM
            INSTRUMENT -- 8.3%
    227,559 Cash Management
             Institutional ..............      227,559
                                           -----------
TOTAL SHORT-TERM INSTRUMENT
   (Cost $227,559) ......................      227,559
                                           -----------
TOTAL INVESTMENTS
   (Cost $2,420,380) .............   87.4%  $2,407,872

OTHER ASSETS IN EXCESS
   OF LIABILITIES ................   12.6      346,543
                                    -----   ----------
NET ASSETS .......................  100.0%  $2,754,415
                                    =====   ==========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

ASSETS
   Investments at Value (Cost $2,420,380) ...................       $ 2,407,872
   Receivable for Securities Sold ...........................           374,074
   Due from Bankers Trust ...................................            43,912
   Receivable for Variation Margin ..........................            18,685
   Dividends Receivable .....................................             1,677
   Prepaid Expenses and Other ...............................               134
                                                                    -----------
Total Assets ................................................         2,846,354
                                                                    -----------
LIABILITIES
   Payable for Securities Purchased .........................            82,251
   Accrued Expenses and Other ...............................             9,688
                                                                    -----------
Total Liabilities ...........................................            91,939
                                                                    -----------
NET ASSETS ..................................................       $ 2,754,415
                                                                    ===========
COMPOSITION OF NET ASSETS
   Paid-in Capital ..........................................       $ 2,826,083
   Net Unrealized Depreciation on Investments and
      Futures Contracts .....................................           (71,668)
                                                                    -----------
NET ASSETS ..................................................       $ 2,754,415
                                                                    ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                  JUNE 30, 2000

INVESTMENT INCOME
Dividends .......................................................     $   4,671
Interest ........................................................        41,581
                                                                      ---------
Total Investment Income .........................................        46,252
                                                                      ---------
EXPENSES
   Advisory Fees ................................................         6,025
   Professional Fees ............................................         9,285
   Trustees Fees ................................................         1,613
   Administration and Services Fees .............................           602
   Miscellaneous ................................................           815
                                                                      ---------
Total Expenses ..................................................        18,340
Less: Fee Waivers or Expense Reimbursements .....................       (11,110)
                                                                      ---------
Net Expenses ....................................................         7,230
                                                                      ---------
NET INVESTMENT INCOME ...........................................        39,022
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
   CONTRACTS
   Net Realized Gain from Investment Transactions ...............        56,997
   Net Realized Gain from Futures Contracts .....................        48,198
   Net Change in Unrealized Appreciation/Depreciation on
     Investments and Futures Contracts ..........................      (193,100)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FUTURES CONTRACTS ............................................       (87,905)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................     $ (48,883)
                                                                      =========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                 MONTHS ENDED
                                                                 JUNE 30, 2000 1

INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .......................................    $    39,022
   Net Realized Gain from Investment and Futures Transactions ..        105,195
   Net Change in Unrealized Appreciation/Depreciation on
     Investments and Futures Contracts .........................       (193,100)
                                                                    -----------
Net Increase in Net Assets from Operations .....................        (48,883)
                                                                    -----------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ..............................      4,387,157
   Value of CapitalWithdrawn ...................................     (4,891,145)
                                                                    -----------
Net Increase in Net Assets from Capital Transactions ...........       (503,988)
                                                                    -----------
TOTAL INCREASE IN NET ASSETS ...................................       (552,871)
NET ASSETS
   Beginning of Period .........................................      3,307,286
                                                                    -----------
   End of Period ...............................................    $ 2,754,415
                                                                    ===========

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Quantitative Equity Portfolio.

                                                   FOR THE      FOR THE PERIOD
                                                 SIX MONTHS     MARCH 31, 1999 1
                                                    ENDED          THROUGH
                                               JUNE 30, 2000 3   DEC. 31, 1999

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ...    $2,754            $3,303
   Ratios to Average Net Assets:
     Net Investment Income ....................      3.24%2            2.39%2
     Expenses After Waivers ...................      0.60%2            0.90%2
     Expenses Before Waivers ..................      1.52%2           11.84%2
     Portfolio Turnover Rate ..................       463%              409%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Annualized.
3 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Quantitative Equity Portfolio, a series of BT Investment Portfolios, (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. BT Investment Portfolios was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on their closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio enters into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .50% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .60% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the period ended June 30, 2000, amounted to $8,823 and are included in dividend income.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2000 were $4,122,474 and $1,742,309, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000 was $2,420,380. The aggregate gross unrealized appreciation was $6,403, and the aggregate gross unrealized depreciation for all investments was $(18,911) as of June 30, 2000.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                                           Market    Unrealized
Type of Future    Expiration    Contracts    Position       Value   Depreciation
--------------    ----------    ---------    --------     --------  ------------
S&P 500 Index      September
  Futures            2000            6         Long      $2,202,150   $(50,532)

S&P 500 Index      September
  Mini Futures       2000            7         Long      $  513,835   $ (8,628)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "market value" presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation is reflected in the Portfolio's net assets. Risks inherent in the use of futures contracts include
1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2000, the Portfolio segregated securities with a value of approximately $640,309 to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.


Quantitative Equity -- Investment Class                         CUSIP #055922652
Quantitative Equity -- Institutional Class                      CUSIP #055922645
                                                                QEQSA (06/00)

Distributed by:
ICC Distributors, Inc.